                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:________

     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number:  28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lena Chia Yue Joo
Title:   Managing Director, Legal & Regulations
Phone:   +65 6828 6968

Signature, Place, and Date of Signing:

    /s/ Lena Chia Yue Joo        Singapore   May 12, 2011
------------------------------   ---------   ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        10

Form 13F Information Table Entry Total:   120

Form 13F Information Table Value Total:   1,232,789
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name
1              28-13096         Baytree Investments (Mauritius) Pte Ltd
2              28-14160         Dunearn Investments (Mauritius) Pte Ltd
3              28-14161         Lionfish Investments Pte Ltd
4              28-14159         Mantaray Investments (Mauritius) Pte Ltd
5              28-14164         Marina Capital Pte Ltd
6              28-14158(1)      Northbrooks Investments (Mauritius) Pte Ltd
7              28-14162         Seatown Holdings Pte Ltd
8              28-13095         Seletar Investments Pte Ltd
9              28-14163         Tembusu Capital Pte Ltd
10             28-13090         Temasek Capital (Private) Limited

(1) Above company is listed in this Form 13F pursuant to the requirements of Rule 13f-1(a)(1) under the Securities Exchange Act of 1934, as amended, but has ceased to exercise any investment discretion over Section 13(f) securities as of March 31, 2011.

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                           FORM 13F INFORMATION TABLE

       COLUMN 1                  COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- --------------------- ---------- --------- ------------------------
                                 TITLE OF                VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER               CLASS        CUSIP    (X$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE      SHARED NONE
---------------------------- ---------------- --------- -------- ------------ --- ---- ---------- --------- ------------ ------ ----
3M CO                              COM        88579Y101      290        3,100 SH        DEFINED                    3,100
ALEXION PHARMACEUTICALS INC        COM        015351109      464        4,700 SH        DEFINED                    4,700
ALTRIA GROUP INC                   COM        02209S103      323       12,400 SH        DEFINED                   12,400
AMAZON COM INC                     COM        023135106      612        3,400 SH        DEFINED                    3,400
AMBOW ED HLDG LTD            ADR REPSTG CL A  02322P101    2,716      342,539 SH        DEFINED   3,4,5,7,9      342,539
AMERICAN EXPRESS CO                COM        025816109      493       10,900 SH        DEFINED                   10,900
AMKOR TECHNOLOGY INC               COM        031652100      396       58,800 SH        DEFINED                   58,800
AMYRIS INC                         COM        03236M101   77,765    2,724,766 SH        DEFINED                2,724,766
ANALOG DEVICES INC                 COM        032654105      402       10,200 SH        DEFINED                   10,200
APACHE CORP                        COM        037411105      458        3,500 SH        DEFINED                    3,500
APPLE INC                          COM        037833100    1,603        4,600 SH        DEFINED                    4,600
ARUBA NETWORKS INC                 COM        043176106      382       11,300 SH        DEFINED                   11,300
ASML HOLDING N V                NY REG SHS    N07059186      490       11,000 SH        DEFINED                   11,000
AT&T INC                           COM        00206R102      643       21,000 SH        DEFINED                   21,000
AUTOMATIC DATA PROCESSING IN       COM        053015103      554       10,800 SH        DEFINED                   10,800
AVAGO TECHNOLOGIES LTD             SHS        Y0486S104  220,512    7,090,433 SH        DEFINED        8,10    7,090,433
BALL CORP                          COM        058498106      617       17,200 SH        DEFINED                   17,200
BANK OF AMERICA CORPORATION        COM        060505104   16,827    1,262,354 SH        DEFINED   3,4,5,7,9    1,262,354
BERKSHIRE HATHAWAY INC DEL       CL B NEW     084670702      435        5,200 SH        DEFINED                    5,200
BITAUTO HLDGS LTD             SPONSORED ADS   091727107      967       80,898 SH        DEFINED   3,4,5,7,9       80,898
BLACKROCK INC                      COM        09247X101      583        2,900 SH        DEFINED                    2,900
BOEING CO                          COM        097023105      325        4,400 SH        DEFINED                    4,400
BONA FILM GROUP LTD           SPONSORED ADS   09777B107    3,741      584,603 SH        DEFINED   3,4,5,7,9      584,603

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

BROADCOM CORP                      CL A       111320107      327        8,300 SH        DEFINED                    8,300
BROWN FORMAN CORP                  CL B       115637209      499        7,300 SH        DEFINED                    7,300
CAPITAL ONE FINL CORP              COM        14040H105      291        5,600 SH        DEFINED                    5,600
CATERPILLAR INC DEL                COM        149123101      802        7,200 SH        DEFINED                    7,200
CBS CORP NEW                       CL B       124857202      428       17,100 SH        DEFINED                   17,100
CELANESE CORP DEL               COM SER A     150870103      426        9,600 SH        DEFINED                    9,600
CERNER CORP                        COM        156782104      512        4,600 SH        DEFINED                    4,600
CHUBB CORP                         COM        171232101      503        8,200 SH        DEFINED                    8,200
CIGNA CORP                         COM        125509109      527       11,900 SH        DEFINED                   11,900
COCA COLA CO                       COM        191216100      517        7,800 SH        DEFINED                    7,800
COMCAST CORP NEW                   CL A       20030N101      462       18,700 SH        DEFINED                   18,700
COMPLETE PRODUCTION SERVICES       COM        20453E109      401       12,600 SH        DEFINED                   12,600
CONOCOPHILLIPS                     COM        20825C104      743        9,300 SH        DEFINED                    9,300
CREE INC                           COM        225447101      245        5,300 SH        DEFINED                    5,300
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100    9,634      232,200 SH        DEFINED   3,4,5,7,9      232,200
CVS CAREMARK CORPORATION           COM        126650100      450       13,100 SH        DEFINED                   13,100
DEERE & CO                         COM        244199105      601        6,200 SH        DEFINED                    6,200
DELL INC                           COM        24702R101      476       32,800 SH        DEFINED                   32,800
DEVON ENERGY CORP NEW              COM        25179M103      404        4,400 SH        DEFINED                    4,400
DIRECTV                          COM CL A     25490A101      519       11,100 SH        DEFINED                   11,100
DISNEY WALT CO                  COM DISNEY    254687106      474       11,000 SH        DEFINED                   11,000
DR PEPPER SNAPPLE GROUP INC        COM        26138E109      386       10,400 SH        DEFINED                   10,400
EASTMAN CHEM CO                    COM        277432100      457        4,600 SH        DEFINED                    4,600
EQT CORP                           COM        26884L109      574       11,500 SH        DEFINED                   11,500
EXPRESS SCRIPTS INC                COM        302182100      434        7,800 SH        DEFINED                    7,800
EXXON MOBIL CORP                   COM        30231G102      665        7,900 SH        DEFINED                    7,900
FIRST SOLAR INC                    COM        336433107      531        3,300 SH        DEFINED                    3,300
FREEPORT-MCMORAN COPPER & GO       COM        35671D857      678       12,200 SH        DEFINED                   12,200
GENERAL ELECTRIC CO                COM        369604103      936       46,700 SH        DEFINED                   46,700

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
GLOBAL CROSSING LTD              SHS NEW      G3921A175 659,132* 47,351,431** SH        DEFINED             47,351,431**
GOLDMAN SACHS GROUP INC            COM        38141G104      365        2,300 SH        DEFINED                    2,300
GOODYEAR TIRE & RUBR CO            COM        382550101      451       30,200 SH        DEFINED                   30,200
GOOGLE INC                         CL A       38259P508      645        1,100 SH        DEFINED                    1,100
GREIF INC                          CL A       397624107      347        5,300 SH        DEFINED                    5,300
GUESS INC                          COM        401617105      370        9,400 SH        DEFINED                    9,400
HARLEY DAVIDSON INC                COM        412822108      476       11,200 SH        DEFINED                   11,200
HEALTHSOUTH CORP                 COM NEW      421924309      380       15,200 SH        DEFINED                   15,200
HONEYWELL INTL INC                 COM        438516106      418        7,000 SH        DEFINED                    7,000
INTEL CORP                         COM        458140100      436       21,600 SH        DEFINED                   21,600
INTERNATIONAL BUSINESS MACHS       COM        459200101      554        3,400 SH        DEFINED                    3,400
INTERPUBLIC GROUP COS INC          COM        460690100      427       34,000 SH        DEFINED                   34,000
INTUITIVE SURGICAL INC           COM NEW      46120E602      367        1,100 SH        DEFINED                    1,100
JOHNSON & JOHNSON                  COM        478160104      634       10,700 SH        DEFINED                   10,700
JPMORGAN CHASE & CO                COM        46625H100   28,720      623,000 SH        DEFINED   3,4,5,7,9      623,000
JUNIPER NETWORKS INC               COM        48203R104      677       16,100 SH        DEFINED                   16,100
LOWES COS INC                      COM        548661107      415       15,700 SH        DEFINED                   15,700
MAKEMYTRIP LIMITED MAURITIUS       SHS        V5633W109    4,964      169,371 SH        DEFINED    1,2,8,10      169,371
MANPOWER INC                       COM        56418H100      289        4,600 SH        DEFINED                    4,600
MARRIOTT INTL INC NEW              CL A       571903202      327        9,200 SH        DEFINED                    9,200
MASTERCARD INC                     CL A       57636Q104      277        1,100 SH        DEFINED                    1,100
MCKESSON CORP                      COM        58155Q103      593        7,500 SH        DEFINED                    7,500
MEAD JOHNSON NUTRITION CO          COM        582839106    8,991      155,200 SH        DEFINED   3,4,5,7,9      155,200
MEDTRONIC INC                      COM        585055106      453       11,500 SH        DEFINED                   11,500
MERCK & CO INC NEW                 COM        58933Y105      317        9,600 SH        DEFINED                    9,600
METLIFE INC                        COM        59156R108      456       10,200 SH        DEFINED                   10,200
METROPCS COMMUNICATIONS INC        COM        591708102      637       39,200 SH        DEFINED                   39,200

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

MICROSOFT CORP                     COM        594918104      774       30,500 SH        DEFINED                   30,500
MINDRAY MEDICAL INTL LTD         SPON ADR     602675100    5,664      224,777 SH        DEFINED    1,2,8,10      224,777
MONSANTO CO NEW                    COM        61166W101      455        6,300 SH        DEFINED                    6,300
MSCI INC                           CL A       55354G100      379       10,300 SH        DEFINED                   10,300
NASDAQ OMX GROUP INC               COM        631103108      398       15,400 SH        DEFINED                   15,400
NETLOGIC MICROSYSTEMS INC          COM        64118B100      445       10,600 SH        DEFINED                   10,600
NORFOLK SOUTHERN CORP              COM        655844108      554        8,000 SH        DEFINED                    8,000
OCCIDENTAL PETE CORP DEL           COM        674599105      540        5,200 SH        DEFINED                    5,200
ORACLE CORP                        COM        68389X105      512       15,300 SH        DEFINED                   15,300
OSHKOSH CORP                       COM        688239201      357       10,100 SH        DEFINED                   10,100
PATTERSON UTI ENERGY INC           COM        703481101      529       18,000 SH        DEFINED                   18,000
PEPSICO INC                        COM        713448108      438        6,800 SH        DEFINED                    6,800
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V101  116,967    3,291,131 SH        DEFINED    1,2,8,10    3,291,131
PFIZER INC                         COM        717081103      825       40,600 SH        DEFINED                   40,600
PHILIP MORRIS INTL INC             COM        718172109      578        8,800 SH        DEFINED                    8,800
PNC FINL SVCS GROUP INC            COM        693475105      428        6,800 SH        DEFINED                    6,800
PROCTER & GAMBLE CO                COM        742718109      665       10,800 SH        DEFINED                   10,800
PROGRESSIVE CORP OHIO              COM        743315103      463       21,900 SH        DEFINED                   21,900
RAYMOND JAMES FINANCIAL INC        COM        754730109      581       15,200 SH        DEFINED                   15,200
SALESFORCE COM INC                 COM        79466L302      334        2,500 SH        DEFINED                    2,500
SANDISK CORP                       COM        80004C101      318        6,900 SH        DEFINED                    6,900
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605   17,604    1,074,066 SH        DEFINED   3,4,5,7,9    1,074,066
SPECTRA ENERGY CORP                COM        847560109      473       17,400 SH        DEFINED                   17,400
STARBUCKS CORP                     COM        855244109      591       16,000 SH        DEFINED                   16,000
SUNTRUST BKS INC                   COM        867914103      467       16,200 SH        DEFINED                   16,200
TARGET CORP                        COM        87612E106      365        7,300 SH        DEFINED                    7,300

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

TENARIS S A                   SPONSORED ADR   88031M109    7,419      150,000 SH        DEFINED   3,4,5,7,9      150,000
TENNECO INC                        COM        880349105      276        6,500 SH        DEFINED                    6,500
TRAVELERS COMPANIES INC            COM        89417E109      547        9,200 SH        DEFINED                    9,200
UNION PAC CORP                     COM        907818108      629        6,400 SH        DEFINED                    6,400
UNITED CONTL HLDGS INC             COM        910047109      271       11,800 SH        DEFINED                   11,800
UNITED PARCEL SERVICE INC          CL B       911312106      305        4,100 SH        DEFINED                    4,100
US BANCORP DEL                   COM NEW      902973304      251        9,500 SH        DEFINED                    9,500
VERIZON COMMUNICATIONS INC         COM        92343V104      455       11,800 SH        DEFINED                   11,800
WAL MART STORES INC                COM        931142103      229        4,400 SH        DEFINED                    4,400
WALTER ENERGY INC                  COM        93317Q105      488        3,600 SH        DEFINED                    3,600
WELLPOINT INC                      COM        94973V107      516        7,400 SH        DEFINED                    7,400
WELLS FARGO & CO NEW               COM        949746101      438       13,800 SH        DEFINED                   13,800
WHITING PETE CORP NEW              COM        966387102      485        6,600 SH        DEFINED                    6,600
WILLIAMS COS INC DEL               COM        969457100      823       26,400 SH        DEFINED                   26,400
WMS INDS INC                       COM        929297109      336        9,500 SH        DEFINED                    9,500

* Includes US$250,560,000 representing the value of 18,000,000 common shares issuable upon conversion of senior preferred shares.

** Includes 18,000,000 common shares issuable upon conversion of senior preferred shares.

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